Consolidated statement of financial position - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets [abstract]
Goodwill	€ 27,596	€ 27,644	€ 27,174
Other intangible assets	15,135	14,737	14,073
Property, plant and equipment	29,075	28,423	27,693
Right-of-use assets	7,009	6,700	6,790
Interests in associates and joint ventures	98	103	104
Non-current financial assets related to Mobile Financial Services activities	1,210	1,259	1,617
Non-current financial assets	1,516	1,208	2,282
Non-current derivatives assets	132	562	263
Other non-current assets	136	125	129
Deferred tax assets	731	992	1,366
Total non-current assets	82,639	81,753	74,701
Inventories	814	906	965
Trade receivables	5,620	5,320	5,295
Other customer contract assets	1,236	1,209	1,166
Current financial assets related to Orange Bank activities	2,075	3,095	3,075
Current financial assets	3,259	4,766	2,748
Current derivatives assets	162	12	139
Other current assets	1,701	1,258	1,152
Operating taxes and levies receivables	1,104	1,090	1,027
Current tax assets	128	120	119
Prepaid expenses	850	730	571
Cash and cash equivalents	8,145	6,481	5,634
Total current assets	25,094	24,987	21,891
Total assets	107,733	106,741	96,592
Equity and liabilities [abstract]
Share capital	10,640	10,640	10,640
Share premiums and statutory reserve	16,859	16,859	16,859
Subordinated notes	5,803	5,803	5,803
Retained earnings	1,092	(1,577)	(2,633)
Equity attributable to the owners of the parent company	34,395	31,725	30,669
Non-controlling interests	2,643	2,687	2,580
Total equity	37,038	34,412	33,249
Non-current financial liabilities	30,089	33,148	26,749
Non-current derivatives liabilities	844	487	775
Non-current lease liabilities	5,875	5,593
Non-current fixed assets payables	1,291	817	612
Non-current employee benefits	2,202	2,554	2,823
Non-current dismantling provision	885	812	765
Non-current restructuring provision	53	96	230
Other non-current liabilities	307	353	462
Deferred tax liabilities	855	703	631
Total non-current liabilities	42,401	44,561	33,047
Current financial liabilities	5,170	3,925	7,270
Current derivatives liabilities	35	22	133
Current lease liabilities	1,496	1,339
Current fixed assets payables	3,349	2,848	2,835
Trade payables	6,475	6,682	6,736
Customer contract liabilities	1,984	2,093	2,002
Current financial liabilities related to Mobile Financial Services activities	3,128	4,279	4,835
Current employee benefits	2,192	2,261	2,392
Current dismantling provision	16	15	11
Current restructuring provision	64	120	159
Other current liabilities	2,267	2,095	1,788
Operating taxes and levies payables	1,279	1,287	1,322
Current tax payables	673	748	755
Deferred income	165	51	58
Total current liabilities	28,294	27,767	30,296
Total equity and liabilities	€ 107,733	€ 106,741	€ 96,592